/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending , August 31, 1999

MFS Intermediate Income Trust
Date        Identification   Shares RepurchaseRepurchase       NAV       Broker
            of Security                       Price
8/6/99      Shares of        60,000           6.4375           7.26      Merrill
            Beneficial                                                   Lynch
            Interest
8/16/99     Shares of        100,000          6.375            7.25      Merrill
            Beneficial                                                   Lynch
            Interest
8/17/99     Shares of        50,000           6.375            7.28      Merrill
            Beneficial                                                   Lynch
            Interest
8/19/99     Shares of        100,000          6.375            7.27      Merrill
            Beneficial                                                   Lynch
            Interest
8/20/99     Shares of        50,000           6.375            7.27      Merrill
            Beneficial                                                   Lynch
            Interest
8/24/99     Shares of        100,000          6.4375           7.29      Merrill
            Beneficial                                                   Lynch
            Interest
8/26/99     Shares of        100,000          6.4375           7.31      Merrill
            Beneficial                                                   Lynch
            Interest
8/30/99     Shares of        100,000          6.4375           7.25      Merrill
            Beneficial                                                   Lynch
            Interest








Total Shares Repurchased:   660,000
Remarks: None.

MFS Intermediate Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer